STOCKHOLDERS' EQUITY, Series A Preferred Stock (Q3) (Details) - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 18, 2020
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	125	125	125
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	125	125	125
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	125	125	125	125
Preferred stock, dividend rate	12.00%	12.00%	12.00%
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01
Preferred stock, liquidation preference (in dollars per share)	1,000	$ 1,000	1,000
Preferred stock, redemption price (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, redemption amount	$ 125,000	$ 125,000	$ 125,000
Preferred stock, shares outstanding (in shares)	125	125	125
Preferred stock, redemption premium (in dollars per share)	$ 50	$ 50	$ 50